UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2011 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund DESCRIPTION	PAR	VALUE>
Government Agency Debt - 63.7%
American Express Bank (FDIC Insured)
1.228%, 12/09/2011	$34,600	$34,608
Bank of America (FDIC Insured)
1.147%, 12/02/2011	160,000	160,004
0.735%, 06/22/2012 Δ	25,000	25,085
Citibank (FDIC Insured)
0.352%, 09/21/2012 Δ	13,700	13,726
Citigroup (FDIC Insured)
2.125%, 04/30/2012	50,000	50,388
Citigroup Funding (FDIC Insured)
0.669%, 03/30/2012 Δ	80,000	80,103
1.875%, 10/22/2012	25,000	25,361
Federal Farm Credit Bank
0.120%, 12/07/2011 Δ	116,600	116,597
0.258%, 02/13/2012 Δ	32,000	32,007
0.180%, 03/23/2012 Δ	75,000	74,991
0.160%, 09/20/2012 Δ	15,000	15,000
0.268%, 10/12/2012 Δ	18,300	18,305
0.207%, 04/24/2013 Δ	50,000	49,996
Federal Home Loan Bank
0.005%, 01/04/2012Q	35,000	35,000
0.050%, 01/06/2012 Q	50,000	49,998
0.040%, 01/13/2012 Q	120,000	119,994
0.625%, 01/13/2012	38,500	38,524
0.050%, 01/18/2012 Q	28,000	27,998
0.180%, 01/19/2012 Δ	100,000	100,001
0.130%, 01/23/2012	30,000	29,999
0.010%, 01/25/2012 Q	40,500	40,499
0.208%, 02/01/2012 Δ	75,000	74,996
0.090%, 02/10/2012 Q	63,475	63,464
0.208%, 02/10/2012 Δ	150,000	149,993
0.120%, 02/13/2012	50,000	49,997
0.120%, 02/13/2012	75,000	74,996
0.230%, 02/28/2012 Δ	100,000	100,000
0.050%, 02/29/2012 Q	62,898	62,890
0.210%, 03/20/2012 Δ	50,000	49,997
0.330%, 07/16/2012	50,000	50,000
0.350%, 07/17/2012	44,250	44,250
0.150%, 07/19/2012 Δ	100,000	99,962
0.205%, 07/24/2012 Δ	225,000	225,000
0.175%, 07/25/2012 Δ	100,000	100,000
0.350%, 07/25/2012	25,000	25,000
0.375%, 07/27/2012	50,575	50,575
0.330%, 08/08/2012	123,000	123,000
0.400%, 08/17/2012	20,000	20,000
0.200%, 08/24/2012 Δ	50,000	50,000
0.300%, 09/10/2012	25,000	25,000
0.300%, 09/10/2012	49,175	49,175
0.180%, 09/17/2012 Δ	75,000	74,988
0.350%, 09/18/2012	20,000	20,000
0.190%, 09/19/2012 Δ	100,000	99,992
0.300%, 09/28/2012	25,000	25,000
0.180%, 10/15/2012 Δ	35,000	35,000
0.350%, 10/24/2012	125,000	125,000
0.380%, 11/02/2012	25,000	25,000
0.350%, 11/26/2012	25,000	25,000
0.300%, 11/28/2012	50,000	50,000
0.310%, 12/10/2012	49,000	49,000
0.310%, 12/10/2012	50,000	50,000
0.320%, 12/19/2012	58,500	58,500
0.320%, 12/21/2012	50,000	50,000
0.180%, 01/22/2013 Δ	60,000	59,986
0.220%, 01/22/2013 Δ	35,000	35,000
0.230%, 01/25/2013 Δ	60,000	60,004
0.280%, 02/25/2013 Δ	75,000	75,037
0.270%, 04/05/2013 Δ	35,000	34,995

Federal Home Loan Mortgage Corporation
1.125%, 12/15/2011	50,000	50,014
0.130%, 12/21/2011Q	60,000	59,996
0.100%, 01/03/2012 Q	68,078	68,072
0.045%, 01/09/2012 Q	46,000	45,998
0.023%, 01/10/2012 Q	74,300	74,298
0.106%, 01/11/2012 Q	100,000	99,988
0.030%, 01/17/2012 Q	75,000	74,997
0.080%, 01/25/2012 Δ	75,000	74,991
0.208%, 02/10/2012 Δ	132,325	132,341
0.210%, 02/16/2012 Δ	15,000	15,002
0.100%, 02/23/2012 Q	100,000	99,977
0.215%, 04/03/2012 Δ	200,000	200,028
0.095%, 04/09/2012 Q	25,000	24,991
0.070%, 04/10/2012 Q	50,000	49,987
0.186%, 05/01/2012 Δ	74,535	74,516
5.125%, 07/15/2012	75,000	77,326
0.208%, 08/10/2012 Δ	120,000	119,966
0.220%, 10/12/2012 Δ	190,000	190,058
0.350%, 12/14/2012	68,500	68,500
Federal National Mortgage Association
0.157%, 01/03/2012 Q	57,880	57,872
0.050%, 01/09/2012 Q	250,000	249,986
2.000%, 01/09/2012	26,117	26,169
0.046%, 01/11/2012 Q	373,946	373,927
0.875%, 01/12/2012	19,400	19,418
0.140%, 01/17/2012 Q	50,000	49,997
0.148%, 01/17/2012 Q	104,200	104,180
0.140%, 01/23/2012 Q	75,000	74,985
0.117%, 02/08/2012 Q	139,444	139,413
5.000%, 02/16/2012	25,020	25,274
0.140%, 02/17/2012 Q	100,000	99,970
6.125%, 03/15/2012	34,108	34,691
0.095%, 04/02/2012 Q	49,913	49,897
0.094%, 04/04/2012 Q	25,000	24,992
0.095%, 04/11/2012 Q	25,000	24,991
0.100%, 04/16/2012 Q	40,634	40,618
0.277%, 08/23/2012 Δ	100,000	100,022
0.310%, 09/13/2012 Δ	19,560	19,579
0.282%, 09/17/2012 Δ	50,000	50,028
0.280%, 11/23/2012 Δ	52,130	52,187
0.280%, 12/03/2012 Δ	302,050	302,277
General Electric Capital (FDIC Insured)
1.267%, 12/09/2011	15,420	15,423
3.000%, 12/09/2011	94,859	94,915
0.352%, 09/21/2012 Δ	93,100	93,275
HSBC USA (FDIC Insured)
3.125%, 12/16/2011	15,000	15,019
J.P. Morgan Chase & Co. (FDIC Insured)
3.125%, 12/01/2011	30,367	30,367
Morgan Stanley (FDIC Insured)
3.250%, 12/01/2011	95,000	95,000
PNC Funding (FDIC Insured)
0.572%, 04/01/2012 Δ	100,000	100,095
Regions Bank (FDIC Insured)
3.250%, 12/09/2011	48,886	48,917
Straight-A Funding Q ¢
0.150%, 12/05/2011	20,000	20,000
0.150%, 12/06/2011	37,850	37,849
0.130%, 12/12/2011	13,427	13,427
0.190%, 12/13/2011	10,013	10,012
0.190%, 12/14/2011	50,202	50,199
0.190%, 12/19/2011	25,000	24,998
0.190%, 12/19/2011	20,041	20,039
0.150%, 01/09/2012	30,000	29,995
0.190%, 01/09/2012	10,000	9,998
0.190%, 01/10/2012	145,000	144,969
0.140%, 01/18/2012	48,000	47,991
0.190%, 01/26/2012	50,000	49,985
0.190%, 02/13/2012	35,000	34,986
Wells Fargo & Co. (FDIC Insured)
1.187%, 12/09/2011	274,870	274,926

Total Government Agency Debt
(Cost $8,362,885)		8,362,885

Treasury Debt - 3.8%
United States Treasury Notes ▼
4.875%, 02/15/2012	50,000	50,488
0.875%, 02/29/2012	100,000	100,165
4.625%, 02/29/2012	100,000	101,088
1.000%, 04/30/2012	25,000	25,095
4.500%, 04/30/2012	50,000	50,911
1.375%, 05/15/2012	75,000	75,433
0.750%, 05/31/2012	25,000	25,081
4.750%, 05/31/2012	25,000	25,575
4.625%, 07/31/2012	50,000	51,506

Total Treasury Debt (Cost $505,342)		505,342

Government Agency Repurchase Agreements - 18.0%
BNP Paribas Securities
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $1,000,003 (collateralized by various government agency obligations: Total market value $1,020,000)	1,000,000	1,000,000
Goldman Sachs & Co.
0.100%, dated 11/30/2011, matures 12/01/2011, repurchase price $450,001 (collateralized by various government agency obligations: Total market value $459,001)	450,000	450,000
HSBC Securities (USA)
0.100%, dated 11/30/2011, matures 12/01/2011, repurchase price $500,001 (collateralized by various government agency obligations: Total market value $510,002)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $264,994 (collateralized by various government agency obligations: Total market value $270,294)	264,993	264,993
RBC Capital Markets
0.070%, dated 11/30/2011, matures 12/01/2011, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,002)	150,000	150,000

Total Government Agency Repurchase Agreements (Cost $2,364,993)		2,364,993

Treasury Repurchase Agreements - 15.3%
Barclays Capital
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $350,001 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Credit Suisse Securities (USA)
0.100%, dated 11/30/2011, matures 12/01/2011, repurchase price $400,001 (collateralized by U.S. Treasury obligations: Total market value $408,004)	400,000	400,000
HSBC Securities (USA)
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $600,002 (collateralized by U.S. Treasury obligations: Total market value $612,001)	600,000	600,000
Scotia Capital (USA)
0.110%, dated 11/30/2011, matures 12/01/2011, repurchase price $550,002 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
UBS Securities
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Total Treasury Repurchase Agreements (Cost $2,000,000)		2,000,000

Investment Purchased with Proceeds from Securities Lending † - 4.0%
Government Agency Repurchase Agreement - 4.0%
Goldman Sachs & Co.
0.030%, dated 11/30/2011, matures 12/01/2011, repurchase price $519,781 (collateralized by various government agency obligations: Total market value $530,177) (Cost $519,781)	519,781	519,781

Total Investments ▲ - 104.8% (Cost $13,753,001)		13,753,001

Other Assets and Liabilities, Net - (4.8)%		(626,684)

Total Net Assets - 100.0%		$13,126,317

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2011.
Q	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2011, the value of these investments was $494,448 or 3.8 % of total net assets.
▼	This security or a portion of this security is out on loan at November 30, 2011. Total loaned securities had a fair value of $508,611 at November 30, 2011.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $13,753,001. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Government Agency Debt	$—	$8,362,885	$—	$8,362,885
Treasury Debt	—	505,342	—	505,342
Government Agency Repurchase Agreements	—	2,364,993	—	2,364,993
Treasury Repurchase Agreements	—	2,000,000	—	2,000,000
Investment Purchased with Proceeds from Securities Lending	—	519,781	—	519,781

Total Investments	$—	$13,753,001	$—	$13,753,001

During the period ended November 30, 2011, there were no transfers between valuation levels.

Schedule of Investments November 30, 2011 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 20.3%
Bank of Montreal/Chicago
0.350%, 02/29/2012	$50,000	$50,000
Bank of Nova Scotia/Houston
0.340%, 12/08/2011 Δ	25,000	25,000
0.278%, 02/09/2012 Δ	50,000	50,000
0.290%, 02/17/2012 Δ	100,000	100,000
0.611%, 12/14/2012 Δ	75,000	75,000
Branch Banking & Trust/NC
0.230%, 01/09/2012	50,000	50,000
Canadian Imperial Bank of Commerce/NY
0.606%, 01/19/2012	42,500	42,512
0.310%, 03/09/2012 Δ	50,000	50,000
0.633%, 05/04/2012 Δ	3,000	3,002
DnB NOR Bank/NY
0.340%, 01/09/2012	50,000	50,000
0.350%, 01/25/2012	50,000	50,000
0.350%, 01/27/2012	50,000	50,000
0.410%, 02/17/2012	50,000	50,000
National Australia Bank/NY
0.619%, 12/30/2011	50,000	50,008
0.338%, 01/12/2012 Δ	40,000	40,000
0.400%, 04/04/2012	50,000	50,000
0.410%, 04/30/2012 Δ	25,000	25,000
0.470%, 05/01/2012	50,000	50,000
0.337%, 05/21/2012 Δ	65,000	65,000
Nordea Bank Finland/NY
0.300%, 12/01/2011	50,000	50,000
0.405%, 02/07/2012	50,000	50,000
Rabobank Nederland/NY
0.370%, 01/05/2012	50,000	50,000
0.360%, 01/09/2012	64,000	64,001
0.370%, 01/25/2012	50,000	50,000
0.490%, 03/23/2012	50,000	50,000
0.360%, 03/30/2012 Δ	110,000	110,000
Royal Bank of Canada/NY
0.330%, 12/02/2011 Δ	49,500	49,500
0.331%, 03/05/2012 Δ	100,000	99,990
0.285%, 06/18/2012 Δ	50,000	50,000
0.480%, 09/10/2012 Δ	54,000	54,000
Skandinaviska Enskilda Banken/NY
0.380%, 12/13/2011	50,000	50,000
0.250%, 12/21/2011	135,000	135,000
Svenska Handelsbanken/NY
0.385%, 01/30/2012	30,000	30,000
0.415%, 02/21/2012	40,000	40,000
Toronto-Dominion Bank/NY
0.328%, 01/12/2012 Δ	60,000	60,000
0.320%, 02/06/2012	70,000	70,000
0.370%, 03/26/2012	50,000	50,000
0.380%, 05/01/2012	50,000	50,000
Westpac Banking/NY
0.337%, 12/22/2011	30,000	30,001
0.300%, 02/17/2012 Δ	50,000	50,000
0.350%, 02/27/2012 Δ	50,000	50,000
0.380%, 02/27/2012	50,000	50,000

Total Certificates of Deposit (Cost $2,268,014)		2,268,014

Other Notes - 12.9%
Australia & New Zealand Banking Group
0.700%, 12/19/2011 Δ ¢	55,000	55,009
0.636%, 01/23/2012 ¢	34,000	34,009
Commonwealth Bank of Australia
0.565%, 06/29/2012 Δ ¢	50,000	50,052
0.572%, 08/24/2012 Δ ¢	58,500	58,500
DnB NOR Bank/Cayman Islands Branch - Time Deposit
0.070%, 12/01/2011	96,554	96,554
General Electric Capital
5.875%, 02/15/2012	10,000	10,111
0.511%, 04/10/2012 Δ	46,800	46,808
6.000%, 06/15/2012	59,359	61,123
3.500%, 08/13/2012	18,050	18,415
International Bank for Reconstruction & Development
0.230%, 07/25/2012 Δ	100,000	100,000
J.P. Morgan Chase & Co.
4.500%, 01/15/2012	65,000	65,324
Metropolitan Life Global Funding
0.597%, 03/15/2012 Δ ¢	22,945	22,953

0.891%, 04/10/2012 Δ ¢	53,590	53,662
0.506%, 07/06/2012 Δ ¢	80,000	80,000
Nordea Bank
0.571%, 07/18/2012 Δ ¢	50,000	50,000
0.571%, 08/17/2012 Δ ¢	100,000	100,000
Skandinaviska Enskilda Banken/Cayman Islands Branch - Time Deposit
0.070%, 12/01/2011	125,000	125,000
Svenska Handelsbanken
0.611%, 08/09/2012 Δ ¢	123,000	123,000
Svenska Handelsbanken/Cayman Islands Branch - Time Deposit
0.080%, 12/01/2011	125,000	125,000
Wachovia
0.476%, 03/01/2012 Δ	13,800	13,801
Westpac Banking
0.328%, 08/13/2012 Δ ¢	60,000	60,000
0.575%, 08/24/2012 Δ ¢	50,000	50,000
0.328%, 09/13/2012 Δ ¢	50,000	50,000

Total Other Notes (Cost $1,449,321)		1,449,321

Government Agency Debt - 11.0%
Federal Home Loan Bank
0.100%, 01/18/2012 Q	63,238	63,230
0.230%, 02/28/2012 Δ	100,000	100,000
0.350%, 08/10/2012	50,000	50,000
0.400%, 08/17/2012	30,000	30,000
0.200%, 08/24/2012 Δ	50,000	50,000
0.300%, 09/10/2012	75,000	75,000
0.300%, 09/11/2012	50,000	50,000
0.350%, 09/18/2012	20,000	20,000
0.300%, 09/28/2012	25,000	25,000
0.350%, 10/24/2012	71,750	71,750
0.350%, 11/26/2012	24,000	24,000
0.320%, 12/19/2012	40,000	40,000
0.320%, 12/21/2012	25,000	25,000
0.220%, 01/22/2013 Δ	66,425	66,425
0.230%, 01/25/2013 Δ	40,000	40,002
0.280%, 02/25/2013 Δ	30,000	30,015
0.270%, 04/05/2013 Δ	35,000	34,995
0.260%, 05/02/2013 Δ	45,000	44,987
Federal Home Loan Mortgage Corporation
0.208%, 08/10/2012 Δ	55,000	54,985
Federal National Mortgage Association
0.280%, 11/23/2012 Δ	30,130	30,133
General Electric Capital (FDIC Insured)
3.000%, 12/09/2011	152,500	152,594
HSBC USA (FDIC Insured)
3.125%, 12/16/2011	47,500	47,558
Straight-A Funding
0.130%, 12/20/2011 ¢ Q	50,000	49,997
0.150%, 01/09/2012 ¢ Q	13,956	13,954
0.190%, 01/09/2012 ¢ Q	23,160	23,155
0.190%, 01/11/2012 ¢ Q	21,000	20,995

Total Government Agency Debt (Cost $1,233,775)		1,233,775

Variable Rate Demand Notes Δ - 10.5%
Apache County Industrial Development Authority, Tuscan Electric, Series 1483B (LOC: Bank of New York)
0.110%, 12/07/2011	60,100	60,100
California Health Facilities Financing Authority, Catholic Healthcare West, Series 2004K (LOC: Bank of America)
0.140%, 12/07/2011	20,600	20,600
California Health Facilities Financing Authority, Scripps Health, Series 2008D (LOC: Bank of America)
0.110%, 12/07/2011	8,290	8,290
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.080%, 12/07/2011	10,000	10,000
Carroll County Solid Waste Disposal Revenue, Celotex, Series 2000 (LOC: Bank of America) (AMT)
0.160%, 12/07/2011	15,790	15,790
Charlotte Douglas International Airport, Series 2008D (LOC: Bank of America)
0.120%, 12/07/2011	15,000	15,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities, Series 2003 (LOC: Wachovia Bank)
0.130%, 12/07/2011	20,350	20,350
Collier County Health Facilities Authority, The Moorings, Series 2008 (LOC: JP Morgan Chase Bank)
0.130%, 12/07/2011	34,820	34,820
Contra Costa County Multifamily Housing Revenue, Pleasant Hill BART Transit Village Apartments, Series 2006A (LOC: Bank of America) (AMT)
0.140%, 12/07/2011	40,000	40,000
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.110%, 12/07/2011	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.140%, 12/07/2011	8,965	8,965

Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.090%, 12/01/2011	8,300	8,300
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JP Morgan Chase Bank) (INS: AGM)
0.130%, 12/07/2011	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (INS: AGM)
0.140%, 12/07/2011	10,000	10,000
District of Columbia University Refunding Revenue, Georgetown University, Series 2009B (LOC: TD Bank)
0.080%, 12/07/2011	13,050	13,050
District of Columbia University Refunding Revenue, Georgetown University, Series 2009C (LOC: TD Bank)
0.100%, 12/07/2011	21,400	21,400
Franklin County Health Care Facilities Improvement Revenue, Ohio Presbyterian Health Care, Series 2006A (LOC: PNC Bank)
0.110%, 12/07/2011	18,000	18,000
Fulton County Development Authority, Catholic Education of North Georgia, Series 2002 (LOC: Wells Fargo Bank)
0.150%, 12/07/2011	14,315	14,315
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Bank & Trust)
0.150%, 12/07/2011	3,930	3,930
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deacones Home Association, Series 2002B (LOC: PNC Bank)
0.110%, 12/07/2011	7,900	7,900
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2007D (LOC: Bank of America)
0.130%, 12/07/2011	35,895	35,895
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009A (LOC: PNC Bank)
0.100%, 12/07/2011	7,500	7,500
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009E (LOC: PNC Bank)
0.100%, 12/07/2011	9,375	9,375
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JP Morgan Chase Bank)
0.090%, 12/07/2011	14,500	14,500
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust)
0.120%, 12/07/2011	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust)
0.090%, 12/07/2011	29,800	29,800
Illinois State Toll Highway Authority, Series 2007A-1b (LOC: PNC Bank)
0.110%, 12/07/2011	12,000	12,000
Illinois State Toll Highway Authority, Series 2007A-2d (LOC: Wells Fargo Bank)
0.110%, 12/07/2011	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.110%, 12/07/2011	12,000	12,000
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.120%, 12/07/2011	8,300	8,300
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York)
0.100%, 12/07/2011	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.110%, 12/07/2011	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.100%, 12/07/2011	8,000	8,000
Indiana Health & Educational Facilities Financing Authority, Community Village-Hartsfield Village, Series 2006A (LOC: Harris Bank)
0.110%, 12/07/2011	6,595	6,595
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.150%, 12/07/2011	3,420	3,420
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series 2007B-2 (LOC: Bank of America)
0.150%, 12/07/2011	21,300	21,300
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (JP Morgan Chase Bank) (AMT)
0.180%, 12/07/2011	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007A (LOC: Wachovia Bank)
0.120%, 12/07/2011	23,360	23,360
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007B (LOC: Bank of America)
0.130%, 12/07/2011	9,165	9,165
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotiabank)
0.120%, 12/07/2011	17,275	17,275
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series 2008B (LOC: JP Morgan Chase Bank)
0.110%, 12/07/2011	7,000	7,000
Middletown Educational Building Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.200%, 12/07/2011	3,735	3,735
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.060%, 12/07/2011	28,400	28,400
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010E
0.080%, 12/01/2011	20,330	20,330

Mississippi Business Finance, Promenade D’Iberville, Series 2008 (LOC: Wells Fargo Bank)
0.150%, 12/07/2011	19,540	19,540
Missouri State Health & Educational Facilities Authority, SSM Healthcare, Series 2010E (LOC: PNC Bank)
0.080%, 12/01/2011	35,000	35,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.110%, 12/07/2011	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia-New Zealand Banking Group)
0.110%, 12/07/2011	8,070	8,070
New York City Housing Development, Multi-Family Mortgage Revenue, 101 Avenue D Apartments, Series 2010A (LOC: Bank of America)
0.130%, 12/07/2011	25,000	25,000
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.110%, 12/07/2011	69,990	69,990
New York City, Series 2006E-3 (General Obligation) (LOC: Bank of America)
0.080%, 12/07/2011	10,000	10,000
New York State Housing Finance Agency, 29 Flatbush Avenue Housing Revenue, Series 2010A (LOC: Bank of America)
0.120%, 12/07/2011	11,500	11,500
New York State Housing Finance Agency, Archstone Westbury Housing Revenue, ASN Roosevelt Center, Series 2004A (LOC: Bank of America) (AMT)
0.130%, 12/07/2011	30,000	30,000
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (LOC: JP Morgan Chase Bank) (AMT)
0.160%, 12/07/2011	6,000	6,000
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JP Morgan Chase Bank)
0.140%, 12/07/2011	19,200	19,200
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.100%, 12/07/2011	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.110%, 12/07/2011	4,830	4,830
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.110%, 12/07/2011	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.090%, 12/01/2011	555	555
Philadelphia School District, Series 2010G (General Obligation) ( LOC: Wells Fargo Bank) (INS: STAID)
0.130%, 12/01/2011	46,000	46,000
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.150%, 12/07/2011	7,475	7,475
Santa Clara Electric Revenue, Series 2008B (LOC: Bank of America)
0.110%, 12/07/2011	10,000	10,000
Sevier County Public Building Authority, Series 1 (LOC: Bank of America)
0.190%, 12/07/2011	19,985	19,985
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.090%, 12/01/2011	25,645	25,645
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.110%, 12/07/2011	7,035	7,035
Uinta County Pollution Control, Chevron U.S.A.
0.060%, 12/01/2011	8,610	8,610
Vermont State Student Assistance, Education Loan Revenue, Series 2008B-1 (LOC: Bank of New York) (AMT)
0.150%, 12/07/2011	45,560	45,560
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.090%, 12/01/2011	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries, Series 2007 (LOC: Wells Fargo Bank)
0.150%, 12/07/2011	11,400	11,400
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.090%, 12/07/2011	13,500	13,500
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series 2008 (LOC: JP Morgan Chase Bank)
0.110%, 12/07/2011	19,000	19,000

Total Variable Rate Demand Notes
(Cost $1,171,390)		1,171,390

Financial Company Commercial Paper - 8.1%
Australia & New Zealand Banking Group
0.310%, 02/02/2012 Δ ¢	50,000	50,000
0.431%, 03/29/2012 ¢ Q	50,000	49,929
Commonwealth Bank of Australia
0.341%, 02/15/2012 ¢ Q	50,000	49,964
0.451%, 04/23/2012 ¢ Q	50,000	49,910
0.499%, 05/21/2012 Δ ¢	40,000	40,000
Eksportfinans
0.220%, 12/06/2011 ¢ Q	50,000	49,998
General Electric Capital
0.331%, 04/02/2012 Q	50,000	49,944
0.351%, 04/03/2012 Q	35,000	34,958
0.351%, 04/04/2012 Q	35,000	34,957
Nordea North America
0.371%, 02/03/2012 Q	65,000	64,957
0.430%, 02/15/2012 Q	30,000	29,973

Reckitt Benckiser Treasury Services
0.421%, 02/06/2012 ¢ Q	25,000	24,980
0.411%, 02/13/2012 ¢ Q	50,000	49,958
Siemens Capital
0.140%, 12/08/2011 ¢ Q	3,680	3,680
Total Capital
0.421%, 12/15/2011 ¢ Q	100,000	99,984
0.406%, 12/16/2011 ¢ Q	30,000	29,995
Toyota Motor Credit
0.250%, 01/25/2012 Q	50,000	49,981
0.370%, 02/14/2012 Q	50,000	49,962
0.370%, 03/15/2012 Q	40,000	39,957
0.562%, 04/11/2012 Q	50,000	49,897

Total Financial Company Commercial Paper (Cost $902,984)		902,984

Treasury Debt - 4.7%
United States Treasury Notes ▼
0.875%, 01/31/2012	100,000	100,107
1.375%, 02/15/2012	50,000	50,137
4.875%, 02/15/2012	25,000	25,249
0.875%, 02/29/2012	75,000	75,124
4.625%, 02/29/2012	50,000	50,543
1.000%, 04/30/2012	125,000	125,464
0.750%, 05/31/2012	25,000	25,080
4.750%, 05/31/2012	25,000	25,575
4.625%, 07/31/2012	50,000	51,506

Total Treasury Debt (Cost $528,785)		528,785

Asset Backed Commercial Paper ¢ - 4.1%
Bryant Park Funding
0.170%, 12/20/2011 Q	8,000	7,999
Chariot Funding
0.140%, 12/16/2011 Q	25,000	24,999
Fairway Finance
0.140%, 12/07/2011 Q	24,215	24,214
0.230%, 02/06/2012 Q	21,818	21,809
Liberty Street Funding
0.089%, 12/01/2011	153,000	153,000
0.240%, 01/24/2012 Q	35,000	34,987
Market Street Funding
0.130%, 12/12/2011 Q	25,178	25,177
0.140%, 12/13/2011 Q	33,007	33,005
0.230%, 12/19/2011 Q	10,983	10,982
Old Line Funding
0.220%, 01/23/2012 Q	45,000	44,985
Thunder Bay Funding
0.120%, 12/07/2011 Q	68,074	68,073
Variable Funding Capital
0.130%, 12/05/2011 Q	12,750	12,750

Total Asset Backed Commercial Paper (Cost $461,980)		461,980

Investment Companies Ω - 2.5%	SHARES
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.170%	96,891,000	96,891
J.P. Morgan Prime Money Market Fund, Institutional Shares, 0.107%	184,689,000	184,689

Total Investment Companies (Cost $281,580)		281,580

Government Agency Repurchase Agreements - 12.8%	PAR
Barclays Capital
0.110%, dated 11/30/2011, matures 12/01/2011, repurchase price $400,001 (collateralized by various government agency obligations: Total market value $408,004)	$400,000	400,000
HSBC Securities (USA)
0.140%, dated 11/30/2011, matures 12/01/2011, repurchase price $350,001 (collateralized by U.S. Treasury obligations: Total market value $357,004)	350,000	350,000
Merrill Lynch, Pierce, Fenner & Smith
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $385,008 (collateralized by various government agency obligations: Total market value $392,708)	385,007	385,007
RBC Capital Markets
0.120%, dated 11/30/2011, matures 12/01/2011, repurchase price $300,001 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $1,435,007)		1,435,007

Treasury Repurchase Agreements - 9.3%
Merrill Lynch, Pierce, Fenner & Smith
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $368,092 (collateralized by U.S. Treasury obligations: Total market value $375,453)	368,091	368,091
Societe Generale, NY
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $450,001 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
UBS Securities
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $225,001 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000

Total Treasury Repurchase Agreements (Cost $1,043,091)		1,043,091

Other Repurchase Agreements - 3.7%
HSBC Securities (USA)
0.180%, dated 11/30/2011, matures 12/01/2011, repurchase price $225,001 (collateralized by various securities: Total market value $233,244)	225,000	225,000
J.P. Morgan Securities
0.180%, dated 11/30/2011, matures 12/01/2011, repurchase price $185,001 (collateralized by various securities: Total market value $194,251)	185,000	185,000

Total Other Repurchase Agreements (Cost $410,000)		410,000

Investment Purchased with Proceeds from Securities Lending † - 4.9%
Government Agency Repurchase Agreement - 4.9%
Morgan Stanley & Co.
0.100%, dated 11/30/2011, matures 12/01/2011, repurchase price $542,970 (collateralized by various government agency obligations: Total market value $553,828) (Cost $542,969)	542,969	542,969

Total Investments ▲ - 104.8% (Cost $11,728,896)		11,728,896

Other Assets and Liabilities, Net - (4.8)%		(536,327)

Total Net Assets - 100.0%		$11,192,569

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2011.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of November 30, 2011, the value of these investments was $1,855,664 or 16.6% of total net assets
Q	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
▼	This security or a portion of this security is out on loan at November 30, 2011. Total loaned securities had a fair value of $531,392 at November 30, 2011.
Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2011.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $11,728,896. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM	- Assured Guaranty Municipal
AMT	- Alternative Minimum Tax. As of November 30, 2011, the total value of securities subject to AMT was $137,350 or 1.2% of total net assets.
INS	- Insured
LOC	- Letter of Credit
STAID	- State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,268,014	$—	$2,268,014
Other Notes	—	1,449,321	—	1,449,321
Government Agency Debt	—	1,233,775	—	1,233,775
Variable Rate Demand Notes	—	1,171,390	—	1,171,390
Financial Company Commercial Paper	—	902,984	—	902,984
Treasury Debt	—	528,785	—	528,785
Asset Backed Commercial Paper	—	461,980	—	461,980
Investment Companies	281,580	—	—	281,580
Government Agency Repurchase Agreements	—	1,435,007	—	1,435,007
Treasury Repurchase Agreements	—	1,043,091	—	1,043,091
Other Repurchase Agreements	—	410,000	—	410,000
Investment Purchased with Proceeds from Securities Lending	—	542,969	—	542,969

Total Investments	$281,580	$11,447,316	$—	$11,728,896

During	the period ended November 30, 2011, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2011 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.9%
Arkansas - 1.1%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Apartment Association, Series 2005 (INS: FNMA)
0.140%, 12/07/2011 Δ	$6,390	$6,390

California - 3.8%
California Statewide Communities Development Authority, Series 2007A (LOC: Citibank)
0.110%, 12/07/2011 Δ	7,020	7,020
Orange County Water District, Series 2003A (Certificate of Participation) (LOC: Citibank)
0.110%, 12/07/2011 Δ	15,000	15,000

		22,020

Colorado - 0.2%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.130%, 12/07/2011 Δ	1,165	1,165

District of Columbia - 0.6%
District of Columbia, Progressive Life Center, Series 2007A (LOC: Branch Banking & Trust)
0.150%, 12/07/2011 Δ	3,525	3,525

Florida - 6.3%
Escambia County Health Facilities Authority, Azalea Trace, Series 2003B (LOC: TD Bank)
0.100%, 12/01/2011 Δ	11,500	11,500
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.110%, 12/07/2011 Δ	4,500	4,500
Orange County School Board, Series C (Certificate of Participation) (LOC: Bank of America)
0.140%, 12/07/2011 Δ	18,700	18,700
Palm Beach County, Jewish Community Campus, Series 2000 (LOC: Northern Trust)
0.220%, 12/07/2011 Δ	2,140	2,140

		36,840

Georgia - 2.0%
Gainesville & Hall County Hospital, Lanier Village Estates (LOC: TD Bank) (INS: Radian)
0.100%, 12/01/2011 Δ	11,445	11,445

Illinois - 15.1%
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.100%, 12/01/2011 Δ	6,370	6,370
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.100%, 12/01/2011 Δ	12,305	12,305
Cook County, Catholic Theological University, Series 2005 (LOC: Harris Trust & Savings Bank)
0.160%, 12/07/2011 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JP Morgan Chase Bank)
0.140%, 12/07/2011 Δ	7,275	7,275
Illinois Development Finance Authority, American College of Surgeons (LOC: Northern Trust)
0.150%, 12/07/2011 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy (LOC: Northern Trust)
0.140%, 12/07/2011 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera Chicago (LOC: Northern Trust) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.110%, 12/07/2011 Δ	11,900	11,900
Illinois Development Finance Authority, St. Paul’s House (LOC: LaSalle National Bank)
0.210%, 12/07/2011 Δ	4,315	4,315
Illinois Educational Facilities Authority Revenue, Columbia College, Series 2000 (LOC: Harris Trust & Savings Bank)
0.090%, 12/07/2011 Δ	850	850
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.140%, 12/07/2011 Δ	2,000	2,000
Illinois Finance Authority, The Carle Foundation, Series C (LOC: Northern Trust)
0.050%, 12/07/2011 Δ	1,500	1,500
Illinois Health Facilities Authority, Riverside Health Systems, Series 1994 (LOC: Bank of America)
0.210%, 12/07/2011 Δ	4,200	4,200
Illinois State Toll Highway Authority
(LOC: PNC Bank)
0.110%, 12/07/2011 Δ	4,000	4,000
(LOC: Northern Trust)
0.100%, 12/07/2011 Δ	5,000	5,000
(LOC: Wells Fargo Bank)
0.110%, 12/07/2011 Δ	4,000	4,000

		87,970

Indiana - 5.4%
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series H (LOC: JP Morgan Chase Bank)
0.110%, 12/07/2011 Δ	5,095	5,095
Indiana Finance Authority, Community Foundation of Northwest Indiana, Series 2008 (LOC: Harris Trust & Savings Bank)
0.110%, 12/07/2011 Δ	5,900	5,900
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Trust & Savings Bank)
0.110%, 12/07/2011 Δ	7,415	7,415
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Trust & Savings Bank)
0.110%, 12/07/2011 Δ	10,185	10,185
Lawrenceburg Industrial Pollution Control Revenue, Indiana Michigan Power, Series I (LOC: Bank of Nova Scotia)
0.100%, 12/07/2011 Δ	3,000	3,000

		31,595

Iowa - 2.5%
Iowa Finance Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.130%, 12/07/2011 Δ	5,045	5,045
Iowa Finance Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.130%, 12/07/2011 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Luther College, Series 2008 (LOC: Harris Trust & Savings Bank)
0.110%, 12/07/2011 Δ	5,500	5,500

		14,545

Kentucky - 1.7%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.080%, 12/07/2011 Δ	9,840	9,840

Louisiana - 0.4%
Louisiana Public Facilities Authority, Christus Health, Series B-2 (LOC: Bank of New York)
0.080%, 12/07/2011 Δ	2,500	2,500

Maryland - 3.8%
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, Series A
0.070%, 12/07/2011 Δ	12,395	12,395
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series A (LOC: JP Morgan Chase Bank)
0.120%, 12/07/2011 Δ	9,600	9,600

		21,995

Michigan - 3.4%
University of Michigan (Commercial Paper)
0.160%, 01/09/2012	20,000	20,000

Minnesota - 7.9%
City of Minneapolis (General Obligation)
2.500%, 12/01/2011	8,510	8,510
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.140%, 12/07/2011 Δ	14,505	14,505
University of Minnesota, Series B (Commercial Paper)
0.170%, 01/09/2012	9,000	9,000
University of Minnesota, Series C (Commercial Paper)
0.180%, 02/06/2012	13,750	13,750

		45,765

Mississippi - 0.1%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series C
0.060%, 12/01/2011 Δ	100	100
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series G
0.060%, 12/01/2011 Δ	575	575

		675

North Carolina - 5.2%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H (LOC: Wells Fargo Bank)
0.060%, 12/01/2011 Δ	9,110	9,110
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series B (LOC: Branch Banking & Trust)
0.130%, 12/07/2011 Δ	4,700	4,700
North Carolina State (General Obligation)
5.000%, 02/01/2012	12,570	12,672
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.150%, 12/07/2011 Δ	3,400	3,400

		29,882

Ohio - 8.7%
Franklin County Hospital (SPA: Barclays Bank)
0.110%, 12/07/2011 Δ	20,000	20,000

Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series A (LOC: PNC Bank)
0.110%, 12/07/2011 Δ	2,000	2,000
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series B (LOC: Bank of Nova Scotia)
0.070%, 12/07/2011 Δ	2,300	2,300
Ohio State Infrastructure Improvement (General Obligation)
0.070%, 12/07/2011 Δ	12,005	12,005
Summit County Port Authority, Summa Enterprises Group (LOC: PNC Bank)
0.120%, 12/07/2011 Δ	13,975	13,975

		50,280

Oklahoma - 0.7%
Hulbert Economic Development Authority (LOC: Bank of America)
0.210%, 12/07/2011 Δ	4,000	4,000

Pennsylvania - 3.5%
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Drexel University, Series 2007B (LOC: Wells Fargo Bank)
0.150%, 12/07/2011 Δ	7,040	7,040
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.090%, 12/01/2011 Δ	13,000	13,000

		20,040

Rhode Island - 0.8%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.300%, 12/07/2011 Δ	4,425	4,425

South Carolina - 7.9%
Charleston County School District Tax Anticipation Notes (INS: SCSDE)
2.500%, 04/01/2012	20,000	20,155
South Carolina Jobs Economic Development Authority, Anmed Health, Series C (LOC: Branch Banking Trust)
0.110%, 12/07/2011 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Anmed Health, Series D (LOC: Branch Banking & Trust)
0.110%, 12/07/2011 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Ashley Hall Project, Series D (LOC: Bank of America)
0.220%, 12/07/2011 Δ	15,000	15,000
South Carolina Jobs Economic Development Authority, Regional Medical Center of Orangeburg and Calhoun Counties (LOC: Branch Banking & Trust)
0.150%, 12/07/2011 Δ	3,525	3,525

		45,680

Tennessee - 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.130%, 12/07/2011 Δ	1,400	1,400

Texas - 13.3%
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.090%, 12/07/2011 Δ	2,500	2,500
Houston Airport System Revenue, Series 2010 (LOC: Barclays Bank)
0.110%, 12/07/2011 Δ	10,350	10,350
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.190%, 12/07/2011 Δ	4,300	4,300
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.170%, 12/07/2011 Δ	15,080	15,080
Texas State Tax and Revenue Anticipation Notes, Series A
2.500%, 08/30/2012	20,000	20,337
University of Texas (Commercial Paper)
0.150%, 03/08/2012	25,000	25,000

		77,567

Virginia - 3.7%
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series E
0.070%, 12/07/2011 Δ	6,900	6,900
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series F
0.070%, 12/07/2011 Δ	8,035	8,035
Virginia Commonwealth University Health System Authority, Series A (LOC: Branch Banking & Trust)
0.100%, 12/01/2011 Δ	6,720	6,720

		21,655

Washington - 0.5%
Washington State (General Obligation)
0.140%, 12/07/2011 Δ ¢	2,750	2,750

Wisconsin - 1.0%
Wisconsin State Health & Educational Facilities, St. Norbert College, (LOC: JP Morgan Chase Bank)
0.140%, 12/07/2011 Δ	5,735	5,735
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: JP Morgan Chase Bank)
0.130%, 12/07/2011 Δ	220	220

		5,955

Wyoming - 0.1%
Sweetwater County Pollution Control, PacifiCorp, Series A (LOC: Wells Fargo Bank)
0.110%, 12/07/2011 Δ	700	700
Total Municipal Debt (Cost $580,604)		580,604

Total Investments▲ - 99.9% (Cost $580,604)		580,604

Other Assets and Liabilities, Net - 0.1%		665

Total Net Assets - 100.0%		$581,269

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.
If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2011.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2011, the value of these investments was $2,750 or 0.5 % of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2011.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $580,604. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
INS	- Insured
LOC	- Letter of Credit
SCSDE	- South Caroline School District Enhancement Program
SPA	- Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2011 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$580,604	$—	$580,604

Total Investments	$—	$580,604	$—	$580,604

During the period ended November 30, 2011, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2011, (unaudited) all dollars are rounded to thousands (000)

Treasury Obligations Fund DESCRIPTION	PAR	VALUE >
Treasury Debt - 45.1%
United States Treasury Bills Ä
0.000%, 01/05/2012 ▼	$100,000	$100,000
0.000%, 01/12/2012 ▼	116,000	116,000
0.002%, 02/02/2012	150,000	150,000
United States Treasury Notes
1.125%, 12/15/2011	22,000	22,008
1.000%, 12/31/2011	600,000	600,480
1.125%, 01/15/2012	200,000	200,269
0.875%, 01/31/2012	425,000	425,560
4.750%, 01/31/2012 ▼	200,000	201,482
1.375%, 02/15/2012	250,000	250,687
4.875%, 02/15/2012	175,000	176,735
0.875%, 02/29/2012	175,000	175,328
4.625%, 02/29/2012	125,000	126,362
1.375%, 04/15/2012	100,000	100,480
1.000%, 04/30/2012	750,000	752,733
4.500%, 04/30/2012	50,000	50,910
1.375%, 05/15/2012	100,000	100,581
0.750%, 05/31/2012	150,000	150,485
4.750%, 05/31/2012	175,000	179,037
1.500%, 07/15/2012	50,000	50,431
0.625%, 07/31/2012	150,000	150,522
4.625%, 07/31/2012	100,000	103,013

Total Treasury Debt (Cost $4,183,103)		4,183,103

Treasury Repurchase Agreements - 57.4%
Credit Agricole Securities USA
0.110%, dated 11/30/2011, matures 12/01/2011, repurchase price $1,650,005 (collateralized by U.S. Treasury obligations: Total market value $1,683,000)	1,650,000	1,650,000
Deutsche Bank Securities
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $700,002 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
HSBC Securities (USA)
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $600,002 (collateralized by U.S. Treasury obligations: Total market value $612,003)	600,000	600,000
Merrill Lynch, Pierce, Fenner & Smith
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $631,910 (collateralized by U.S. Treasury obligations: Total market value $644,547)	631,909	631,909
RBS Securities
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $1,000,003 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
SG Americas Securities
0.090%, dated 11/30/2011, matures 12/01/2011, repurchase price $550,001 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
UBS Securities
0.080%, dated 11/30/2011, matures 12/01/2011, repurchase price $200,000 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000

Total Treasury Repurchase Agreements (Cost $5,331,909)		5,331,909

Investments Purchased with Proceeds from Securities Lending † - 2.4%
Treasury Repurchase Agreements - 2.4%
Credit Suisse Securities (USA)
0.100%, dated 11/30/2011, matures
12/01/2011, repurchase price $1,045
(Collateralized by U.S. Treasury obligations:
Total market value $1,066)	1,045	1,045
Morgan Stanley
0.050%, dated 11/30/2011, matures
12/19/2011, repurchase price $220,326
(Collateralized by U.S. Treasury obligations:
Total market value $224,726)	220,320	220,320

Total Investments Purchased with Proceeds from Securities Lending (Cost $221,365)		221,365

Total Investments ▲- 104.9% (Cost $9,736,377)		9,736,377

Other Assets and Liabilities, Net—(4.9)%		(456,654)

Total Net Assets—100.0%		$9,279,723

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Yield shown is effective yield as of November 30, 2011.
▼	This security or a portion of this security is out on loan as of November 30, 2011. Total loaned securities had a fair value of $217,021 at November 30, 2011.
†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $9,736,377. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2011 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Treasury Debt	$—	$4,183,103	$—	$4,183,103
Treasury Repurchase Agreements	—	5,331,909	—	5,331,909
Investments Purchased with Proceeds from Securities Lending	—	221,365	—	221,365

Total Investments	$—	$9,736,377	$—	$9,736,377

During the period ended November 30, 2011, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2011 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund DESCRIPTION	PAR	VALUE >
Treasury Debt - 99.7%
United States Treasury Bills Ä
0.002%, 12/08/2011	$63,385	$63,385
0.006%, 12/15/2011	18,172	18,172
0.005%, 01/05/2012	144,209	144,208
0.004%, 01/12/2012	53,609	53,609
0.003%, 01/19/2012	51,829	51,829
0.002%, 02/02/2012	50,000	50,000
0.001%, 02/09/2012	35,722	35,722
0.002%, 02/16/2012	581	581
United States Treasury Notes
1.125%, 01/15/2012	30,000	30,040
0.875%, 01/31/2012	44,000	44,061
4.750%, 01/31/2012	76,600	77,198
4.875%, 02/15/2012	25,000	25,251
0.875%, 02/29/2012	95,000	95,195

Total Treasury Debt (Cost $689,251)		689,251

Total Investments ▲ - 99.7% (Cost $689,251)		689,251

Other Assets and Liabilities, Net - 0.3%		2,045

Total Net Assets - 100.0%		$691,296

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Ä	Yield shown is effective yield as of November 30, 2011.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $689,251. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$689,251	$—	$689,251

Total Investments	$—	$689,251	$—	$689,251

During the period ended November 30, 2011, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 25, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: January 25, 2012